Fair Value Measurements (Details) - Schedule of Fair Value Measurement Inputs and Techniques - Fair Value, Inputs, Level 3 [Member] - Fair Value, Nonrecurring [Member]	9 Months Ended
Sep. 30, 2023 USD ($) $ / shares
Stonepeak/Evolve Warrants, Series C [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation methodology	Monte Carlo Simulation & Black Scholes
Term (years)	8 years 4 months 24 days
Exercise price (in Dollars per share) | $ / shares	$ 15
Capital expenditure forecast (in Dollars) | $	$ 125
Stonepeak/Evolve Warrants, Series C [Member] | Measurement Input, Probability of Warrants Vesting [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of warrants vesting
Stonepeak/Evolve Warrants, Series C [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free rate	3.90%
Stonepeak/Evolve Warrants, Series C [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	56.00%
Stonepeak/Evolve Warrants, Series D [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation methodology	Monte Carlo Simulation & Black Scholes
Term (years)	8 years 4 months 24 days
Exercise price (in Dollars per share) | $ / shares	$ 20
Capital expenditure forecast (in Dollars) | $	$ 125
Stonepeak/Evolve Warrants, Series D [Member] | Measurement Input, Probability of Warrants Vesting [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of warrants vesting
Stonepeak/Evolve Warrants, Series D [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free rate	3.90%
Stonepeak/Evolve Warrants, Series D [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	56.00%
Stonepeak/Evolve Warrants, Series E [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation methodology	Monte Carlo Simulation & Black Scholes
Term (years)	8 years 4 months 24 days
Exercise price (in Dollars per share) | $ / shares	$ 30
Capital expenditure forecast (in Dollars) | $	$ 125
Stonepeak/Evolve Warrants, Series E [Member] | Measurement Input, Probability of Warrants Vesting [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of warrants vesting
Stonepeak/Evolve Warrants, Series E [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free rate	3.90%
Stonepeak/Evolve Warrants, Series E [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	56.00%
Stonepeak/Evolve Warrants, Series F [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation methodology	Monte Carlo Simulation & Black Scholes
Term (years)	8 years 4 months 24 days
Exercise price (in Dollars per share) | $ / shares	$ 40
Capital expenditure forecast (in Dollars) | $	$ 125
Stonepeak/Evolve Warrants, Series F [Member] | Measurement Input, Probability of Warrants Vesting [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of warrants vesting
Stonepeak/Evolve Warrants, Series F [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free rate	3.90%
Stonepeak/Evolve Warrants, Series F [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	56.00%